Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Restructuring And Other Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Restructuring and other charges	$ 54	$ 252	$ 846
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
Restructuring and other charges	7	0	7
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Restructuring and other charges	0	0	0
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
Restructuring and other charges	0	0	554
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
Restructuring and other charges	9	10	8
Corporate | Corporate
Segment Reporting Information [Line Items]
Restructuring and other charges	$ 38	$ 242	$ 277